Fair value measurement - Copper stream embedded derivative, key inputs were used (Details) - Copper stream embedded derivative	Dec. 31, 2023
Spot price
Key inputs used for valuation
Significant unobservable input, asset	8,556
Price volatility
Key inputs used for valuation
Significant unobservable input, asset	22.87
Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	8.94